Restricted Stock Units (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Vested shares issued	10,180,000
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Vested shares issued	138,000		4,425,062
Stock based compensation expenses | $	$ 102,716	$ 211,975
Obligaton | $	$ 133,314
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued	552,000